FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES
NOTE 4   FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES
Fair value measurement
The Company measures its investments in money market funds classified as cash equivalents and marketable securities at fair value on a recurring basis.
U.S. Government debt securities and money market funds are classified as Level 1. The Company’s corporate debt marketable securities are traded in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Accordingly, these assets categorized as Level 2.
The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2016 and 2015:
	As of December 31, 2016
	U.S. dollars in thousands
	Level 1	Level 2	Total
Cash equivalent – Money market funds	6,123	—	6,123
U.S. government treasuries	22,893	—	22,893
Corporate debt securities	—	329,337	329,337
	29,016	329,337	358,353

	As of December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2	Total
Cash equivalent – Money market funds	1,986	—	1,986
U.S. government treasuries	10,874	—	10,874
Corporate debt securities	—	309,502	309,502
	12,860	309,502	322,362

Short term deposits included in cash and cash equivalents were $188,051 thousand and $27,601 thousand, as of December 31, 2016 and 2015, respectively.
The carrying amount of cash and cash equivalents, restricted short-term bank deposits, trade accounts receivable and accounts payable, approximate fair value because of their generally short maturities.
Marketable securities
As of December 31, 2016 and 2015, the Company held government and corporate debt securities. The adjusted cost, aggregate fair value and gross unrealized gains and losses by major security types were as follows:
	As of December 31, 2016
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	22,939	12	58	22,893
Corporate debt securities	330,015	140	818	329,337
	352,954	152	876	352,230

	As of December 31, 2015
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	10,898	1	25	10,874
Corporate debt securities	311,253	38	1,789	309,502
	322,151	39	1,814	320,376

The aggregated fair value of investments with unrealized losses as of December 31, 2016 and 2015 was $256,844 thousand and $307,990 thousand, respectively. The gross unrealized losses of investments that were in an unrealized loss position for longer than 12 months as of December 31, 2016 and 2015 was $26 thousand and $69 thousand, respectively.
During the years ended December 31, 2016 and 2015 no other-than-temporary impairments were recognized by the Company. During the year ended December 31, 2014 the Company recognized other-than-temporary impairment of  $152 thousand, related to debt securities.
Contractual maturities
Contractual maturities of investments in available-for-sale debt securities were as follows:
Adjusted cost as of December 31, 2016
Due in 1 year	121,608
Due in 2 years	154,240
Due in 3 years	57,316
Due in 4 years	19,790
352,954